TAXES (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) Subsidiary Shareholder Entity
Income Tax Disclosure [Abstract]
Required dividend distribution as a percent of REIT taxable income	90.00%
Required dividend distribution by a REIT as a percent of net income from foreclosure property	90.00%
Required 75 percentage of gross income test from qualifying sources	75.00%
Required 95 percentage of gross income test from qualifying sources	95.00%
Required percentage of REIT qualifying assets	75.00%
Maximum ownership percentage of voting or value of any one security by REIT	10.00%
Maximum ownership percentage by REIT of either debt or equity securities of another company	5.00%
Maximum percentage of assets invested in one or more taxable REIT subsidiaries	25.00%
Maximum percentage of assets invested in one or more taxable REIT subsidiaries after December 31, 2017	20.00%
Minimum number of stockholders who own shares or interest in the REIT | Shareholder	100
Maximum percentage of interest in REIT that five or fewer individuals own directly or indirectly	50.00%
Minimum number of subsequent years the company may not be able to qualify as a REIT	4 years
Percentage of income subject to federal taxation	100.00%
Permitted ownership of a taxable REIT subsidiary ("TRS"), maximum percentage	100.00%
Number of subsidiary created REITs as per qualification rules | Subsidiary	5
Number of taxable REIT subsidiaries | Subsidiary	1
Number of subsidiary elected for treated as TRSs | Subsidiary	2
Net operating loss carry-forward	$ 0.9
Number of legal entities | Entity	10
The tax basis in legal entities acquired for United Kingdom taxes	$ 82.0
Deferred tax liability	15.0
State and local income tax provision	1.0
Provision for foreign income taxes	$ 0.2